BLUE CREATION Schedule of recognized identified assets acquired and liabilities assumed (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Nov. 02, 2016
Business Acquisition [Line Items]
Goodwill	$ 211,074	$ 218,516	$ 154,114
Blue Creation [Member]
Business Acquisition [Line Items]
Cash				$ 3,563
Accounts receivable				237
Other assets				111
Identifiable intangible assets				2,540
Goodwill				920
Total assets acquired				7,371
Accounts payable and accrued liabilities				392
Deferred income taxes				534
Fair value of net assets acquired				$ 6,445